Share Capital and Premium Related to The Share Capitals - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Beginning balance	$ 355,470	$ 450,272
Balance at beginning of year	42,465,669	42,430,069
Capital increase by issuance of common shares		15,600
Exercise of share warrants, employee warrants and stock options	20,464
Balance at end of year	$ 345,059	$ 405,108
Balance at end of year	42,486,133	42,445,669
Nominal value	$ 0.05	$ 0.05
Nominal value	$ 0.05	$ 0.05
Reserve of Share-based Payments [member]
Disclosure of classes of share capital [line items]
Non-cash stock based compensation expense	$ 5,844	$ 6,302
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	843,478	828,525
Balance at end of year	849,322	834,830
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,767	2,765
Capital Increase		1
Exercise of share warrants, employee warrants and stock options	1
Balance at end of year	$ 2,768	$ 2,766